Organization and Principal Activities (Details) - Schedule of activities of the Company and its subsidiaries	12 Months Ended
Dec. 31, 2020
Adrie Global Holdings Limited (“Adrie”)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Adrie Global Holdings Limited ("Adrie")
Background	A BVI company Incorporated on November 19, 2014 A holding company
Ownership	100% owned by Roan
China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	China Roan Industrial-Financial Holdings Group Co., Limited ("Roan HK")
Background	A Hong Kong company Incorporated on February 11, 2015 A holding company Formerly known as China Feng Hui Financial Holding Group Co., Limited
Ownership	100% owned by Adrie
Fortis Health Industrial Group Limited (“FHIG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Fortis Health Industrial Group Limited ("FHIG")
Background	A Hong Kong company Incorporated on December 30, 2019 A holding company
Ownership	100% owned by Adrie
Xinjiang Feng Hui Jing Kai Direct Lending Limited (“XJJK) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Xinjiang Feng Hui Jing Kai Direct Lending Limited ("XJJK)
Background	A PRC company and deemed a wholly foreign owned enterprise Incorporated on May 14, 2015 Registered capital of $18 million A holding company
Ownership	100% owned by Roan HK
Yifu Health Industry (Ningbo) Co., Ltd. (“YFH”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Yifu Health Industry (Ningbo) Co., Ltd. ("YFH")
Background	A PRC company Incorporated on December 19, 2016 Registered capital of $30 million Planning for financial lease services Formerly known as Ningbo Ding Tai Financial Leasing Co., Limited.
Ownership	100% owned by FHIG
Zeshi (Hangzhou) Health Management Co., Ltd. (“ZSH”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Zeshi (Hangzhou) Health Management Co., Ltd. ("ZSH")
Background	A PRC company Incorporated on March 3, 2020 Registered capital of RMB 5 million Engaged in providing services in health management, health big data management and blockchain technology-based health information management.
Ownership	100% indirectly owned by FHIG
Ningbo Zeshi Insurance Technology Co. (“ZSIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Ningbo Zeshi Insurance Technology Co. ("ZSIT")
Background	A PRC company Incorporated on February 28, 2020 Registered capital of RMB 5 million Engaged in insurance technology services and related services.
Ownership	100% indirectly owned by FHIG
Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Zeshi”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Hangzhou Zeshi Investment Partnership (Limited Partnership) ("Zeshi")
Background	A PRC limited liability partnership Incorporated on December 21, 2017 Acquired on November 29, 2019 Registered capital of $7,750,878 (RMB 51 million) Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management
Ownership	100% indirectly owned by FHIG
Lixin Financial Holdings Group Limited (“Lixin Cayman”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Lixin Financial Holdings Group Limited ("Lixin Cayman")
Background	A Cayman company Incorporated on October 25, 2017 A holding company
Ownership	65.0177% owned by Roan
Lixin Financial Holdings (BVI) Limited (“Lixin BVI”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Lixin Financial Holdings (BVI) Limited ("Lixin BVI")
Background	A BVI company Incorporated on November 29, 2017 A holding company
Ownership	100% owned by Lixin Cayman
Lixin Financial Holdings Group Limited (“Lixin HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Lixin Financial Holdings Group Limited ("Lixin HK")
Background	A Hong Kong company Incorporated on January 15, 2018 A holding company
Ownership	100% owned by Lixin BVI
Zhejiang Lixin Enterprise Management Group Go., Ltd. (“LXEM”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Zhejiang Lixin Enterprise Management Group Go., Ltd. ("LXEM")
Background	A PRC limited liability company Incorporated on July 3, 2015 Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up Engaged in financial guarantee services and related assessment and management services
Ownership	99% owned by Lixin HK and 1% owned by FHIG
Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“JYX”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd ("JYX")
Background	A PRC limited liability company Incorporated on January 5, 2013 Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up Engaged in financial guarantee services and related assessment and management services
Ownership	93.4% owned by Zhejiang Lixin
Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Lixin (Hangzhou) Asset Management Co., Ltd. ("LAM")
Background	A PRC limited liability company Incorporated on March 21, 2017 Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors
Ownership	100% owned by Zhejiang Jingyuxin
Lixin Supply Chain Management (Tianjin) Co., Ltd. (“LXSC”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Lixin Supply Chain Management (Tianjin) Co., Ltd. ("LXSC")
Background	A PRC limited liability company Incorporated on December 19, 2017 Registered capital of $1,513,226 (RMB 10 million) Planning for provision of supply chain management service
Ownership	100% owned by LAM